Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Wages and salaries	¥ 646,114	¥ 875,967	¥ 1,162,809
Welfare and other benefits	282,349	316,231	348,950
Share-based payments (Note 28)	490	10,954	7,759
Employee benefit expenses	¥ 928,953	¥ 1,203,152	¥ 1,519,518